Other Current Receivables	12 Months Ended
Dec. 31, 2017
Other Current Receivables [Abstract]
OTHER CURRENT RECEIVABLES	NOTE 3 - OTHER CURRENT RECEIVABLES
	December 31,
	2017	2016
	USD in thousands
Governmental institutes	251	72
Prepaid expenses	194	32
Other receivables	37	--
	482	104